BEARGUARD FUNDS, INC.

                                     [LOGO]
                                 INVESTOR CLASS
                              INSTITUTIONAL CLASS


                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2000



                             BEARGUARD FUNDS, INC.


Dear BearGuard Shareholder:

I am pleased to be writing this first semi-annual report of BearGuard Fund, the first short-only stock mutual fund.

The value of BearGuard as a protection against market declines was shown in the period from March 9 through April 14. The Nasdaq had a sharp correction and was down 34%, the S&P 500 declined 3.2% over this five-week period, but BearGuard gained 33.5%, advancing from $8.14 per share to $10.87. Although this time the market recovered rapidly, it may not next time.

During its first six months, the Fund declined about 6% in the face of a strong market, with the S&P 500 gaining 6.6% and the Nasdaq picking up a remarkable 30.1%. The monthly returns for the Investor and Institutional Classes were:

                                           INVESTOR          INSTITUTIONAL
            TIME PERIOD                     CLASS              CLASS            S&P 500           NASDAQ
             NOVEMBER                        -1.5%              -1.5%             +1.9%           +12.5%
             DECEMBER                        -9.6%              -9.5%             +5.8%           +22.0%

           JANUARY, 2000                     +2.6%              +2.6%             -5.1%            -3.2%
             FEBRUARY                        -4.7%              -4.7%             -2.0%           +19.2%
               MARCH                         +0.1%              +0.1%             +9.7%            -2.6%
               APRIL                         +8.3%              +8.3%             -3.1%           -15.6%

        NOV '99 TO APR '00                   -5.7%              -5.6%             +6.6%           +30.1%

Since BearGuard Fund is different than most stock mutual funds, here are some key points:

o We short-sell overvalued stocks - attempting to lose less than a negative index in rising markets and to gain more in falling markets.

o We do not time the market.

o We diversify broadly, generally holding at least seventy stocks.

o We invest our cash in U.S. Government Securities, and receive additional interest income (called rebate income) from our short positions. Getting rebate income is an advantage of using a fund to do your short-selling, since most brokerage companies will not pay you this added interest income in an individual account.

o We believe that any investor with U. S. stock market exposure can benefit by allocating 20% to 40% of their assets to BearGuard.

The future will see many market corrections and occasional bear markets. Currently, the fundamentals of the U. S. market, such as extremely high price-to-earnings ratios and poor dividend yields, indicate an increased chance of a substantial market decline. Higher fuel prices and interest rates heighten this chance.

Please visit our website (WWW.BEARGUARDFUND.COM). If you haven't already done so, you may enjoy reading an explanation of how hedging with BearGuard can increase your returns and decrease your risk.

We appreciate your confidence in us and we intend to serve you well in all markets, but especially in corrections and bear markets -- whenever they occur.

Paul L. McEntire, Ph.D.
Chairman


                              BEARGUARD FUNDS, INC.
--------------------------------------------------------------------------------
                            Schedule of Investments
                                 April 30, 2000
                                   UNAUDITED


PRINCIPAL
  AMOUNT       U.S. TREASURY BILLS - 86.0%*                         MARKET VALUE
$ 412,000      5.70%, Maturing 05/25/2000 **                           $ 410,572
  641,000      5.04%, Maturing 06/01/2000 **                             638,217
                                                                      ----------

               TOTAL INVESTMENTS (COST $1,048,789)                   $ 1,048,789
                                                                     ===========

               * Calculated as a percentage of net assets
               ** All or a portion of the securities have been committed as collateral for open short positions.



                   See notes to financial statements.


                              BEARGUARD FUNDS, INC.
--------------------------------------------------------------------------------
                       Schedule of Securities Sold Short
                                 April 30, 2000
                                   UNAUDITED


SHARES  SECURITY DESCRIPTION                                        MARKET VALUE
  300   Amazon.com, Inc.                                               $ 16,556
  250   Amgen Inc.                                                       14,000
  100   Applied Micro Circuits Corporation                               12,887
  250   ARM Holdings - ADR                                                7,937
  300   Art Technology Group, Inc.                                       18,225
  300   Autodesk, Inc.                                                   11,512
   50   Broadcom Corporation - Class A                                    8,619
  350   BroadVision, Inc.                                                15,378
3,100   CDnow, Inc.                                                      13,369
  450   Cintas Corporation                                               17,831
  300   Clear Channel Communications, Inc.                               21,600
  650   Compaq Computer Corporation                                      19,012
6,000   CopyTele, Inc.                                                   10,875
2,000   Drugstore.com, Inc.                                              15,625
1,300   EarthWeb Inc.                                                    23,400
   50   eBay Inc.                                                         7,959
2,000   EDGAR Online, Inc.                                               13,125
  500   Edison Schools Inc.                                              11,437
  250   Emulex Corporation                                               11,344
1,500   eToys Inc.                                                       12,000
  250   Exodus Communications, Inc.                                      22,109
3,400   garden.com, Inc.                                                 20,825
  250   Gemstar International Group Limited                              11,563
  250   Glaxo Wellcome - ADR                                             15,703
  350   Go2Net, Inc.                                                     20,825
1,700   HEALTHSOUTH Corporation                                          13,706
  400   Hillenbrand Industries, Inc.                                     12,050
  150   The Home Depot, Inc.                                              8,409
  150   i2 Technologies, Inc.                                            19,387
  350   IDT Corporation                                                  11,069
1,250   IMC Global Inc.                                                  19,297
  150   Immunex Corporation                                               5,906
  375   Infinity Broadcasting Corporation - Class A                      12,727
  200   InfoSpace, Inc.                                                  14,362
  290   International Speedway Corporation - Class A                     12,470
   50   ISS Group, Inc.                                                   4,522
1,200   iVillage Inc.                                                    12,075
  300   Kana Communications, Inc.                                        12,769
  400   Kohl's Corporation                                               19,200
  400   Lamar Advertising Company                                        17,625
1,000   Manor Care, Inc.                                                 11,937
1,550   Mattel, Inc.                                                   $ 18,987
  700   McKesson HBOC, Inc.                                              11,812
  150   Micromuse Inc.                                                   14,719
  350   MicroStrategy Incorporated                                        9,056
  150   Microvision, Inc.                                                 4,959
  200   Mylan Laboratories Inc.                                           5,675
   50   Net.B@nk, Inc.                                                      519
  300   Net2Phone, Inc.                                                  13,238
1,250   Netcentives Inc.                                                 12,734
  100   Nextel Communications, Inc. - Class A                            10,944
2,000   1-800- FLOWERS.COM, Inc.                                         11,750
  650   Peregrine Systems, Inc.                                          15,641
  250   Power Integrations, Inc.                                          5,688
  300   Priceline.com Incorporated                                       18,975
   50   QLogic Corporation                                                5,016
  300   Quintiles Transnational Corp.                                     4,294
1,100   Razorfish, Inc.                                                  20,831
  450   Red Hat, Inc.                                                    11,278
  200   Sapient Corporation                                              15,838
   50   SDL, Inc.                                                         9,750
1,700   Silicon Graphics, Inc.                                           12,219
2,400   SmarterKids.com, Inc.                                             6,900
  550   Snyder Communications, Inc.                                      13,063
  600   SportsLine.com, Inc.                                             11,513
  600   StarMedia Network, Inc.                                          13,125
  200   Sycamore Networks, Inc.                                          15,700
5,100   theglobe.com, inc.                                               18,169
   50   TriQuint Semiconductor, Inc.                                      5,141
  450   TV Guide, Inc. - Class A                                         13,416
  450   US Airways Group, Inc.                                           12,516
4,000   VarsityBooks.com Inc.                                            10,125
  300   VerticalNet, Inc.                                                16,200
  250   Vignette Corporation                                             12,047
  100   Vodafone AirTouch - ADR                                           4,700
  850   Waste Management, Inc.                                           13,494
  650   Winn-Dixie Stores, Inc.                                          10,766
                                                                         ------
        TOTAL SECURITIES SOLD SHORT (PROCEEDS $983,809)               $ 992,025
                                                                       =========

ADR - American Depository Receipt

                     See notes to the financial statements.


                             BEARGUARD FUNDS, INC.
--------------------------------------------------------------------------------
                       Statement of Assets and Liabilities
                                 April 30, 2000
                                    UNAUDITED

ASSETS:
    Investments, at value (cost $1,048,162)                          $ 1,048,789
    Cash                                                                  71,651
    Receivable from broker for proceeds on securities sold short       1,041,240
    Receivable for investments sold                                       18,280
    Interest receivable                                                   12,163
    Receivable from Adviser                                              100,005
    Other assets                                                          30,700
                                                                          ------
    Total assets                                                       2,322,828
                                                                       ---------

LIABILITIES:
    Securities sold short, at value (proceeds of $983,809)               992,025
    Payable for Investments bought                                        59,092
    Dividends payable on short positions                                     374
    Accrued expenses and other liabilities                                51,294
                                                                          ------
    Total liabilities                                                  1,102,785
                                                                       ---------
NET ASSETS                                                           $ 1,220,043
                                                                     ===========

NET ASSETS CONSIST OF:
    Capital Stock                                                    $ 1,244,181
    Accumulated undistributed net
        investment income                                                 20,472
    Accumulated net realized loss
        on investments sold                                             (36,394)
    Net unrealized appreciation
        on short positions                                               (8,216)
                                                                         ------
NET ASSETS                                                           $ 1,220,043
                                                                     ===========

INSTITUTIONAL CLASS
    Net Assets                                                         $ 976,439
    Shares outstanding
    (50,000,000 shares of $0.01 par value authorized)                    103,477
                                                                         -------
    Net asset value, offering and
    redemption price per share                                            $ 9.44
                                                                          ======

INVESTOR CLASS
    Net Assets                                                         $ 243,604
    Shares outstanding
    (50,000,000 shares of $0.01 par value authorized)                     25,844
                                                                          ------
    Net asset value, offering and
    redemption price per share                                            $ 9.43
                                                                          ======

                       See notes to financial statements.


                              BEARGUARD FUNDS, INC.
--------------------------------------------------------------------------------
                             Statement of Operations
                     November 1, 1999 (1) to April 30, 2000
                                    UNAUDITED

INVESTMENT INCOME:
      Interest income                                                 $ 33,630
                                                                      --------
      Total investment income                                           33,630
                                                                        ------

EXPENSES:
      Investment advisory fee                                            5,343
      Administration fee                                                27,482
      Shareholder servicing and accounting costs                        46,046
      Custody fees                                                       4,550
      Federal and state registration                                    17,654
      Professional fees                                                 14,742
      Reports to shareholders                                            2,730
      Directors' fees and expenses                                       2,548
      Amortization of organizational expenses                           56,051
      Other                                                              8,918
      Distribution expense - Investor Class shares                         127
                                                                           ---
      Total operating expenses before expense reimbursement
       and dividends on short positions                                186,191
      Less: Expense reimbursement from Adviser                        (175,377)
      Dividends on short positions (net of
       foreign taxes withheld of $35)                                    2,344
                                                                         -----
      Total expenses                                                    13,158
                                                                        ------
NET INVESTMENT INCOME                                                   20,472
                                                                        ------

REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS:
      Realized loss on:
         Long transactions                                                 (39)
         Short transactions                                            (36,355)
                                                                       -------
         Net realized loss                                             (36,394)
      Change in unrealized appreciation (depreciation)
       on short positions                                               (8,216)
                                                                        ------
      Net realized and unrealized loss on investments                  (44,610)
                                                                       -------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ (24,138)
                                                                     =========

      (1) Commencement of operations.


                       See notes to financial statements.



                             BEARGUARD FUNDS, INC.
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS

                                                            November 1, 1999 (1)
                                                                  through
                                                              April 30, 2000
                                                           ---------------------
                                                                (unaudited)
OPERATIONS:
      Net investment income                                           $ 20,472
      Net realized loss on:
         Long positions                                                    (39)
         Short transactions                                            (36,355)
      Change in unrealized appreciation
       (depreciation) on short positions                                (8,216)
                                                                        ------
      Net decrease in net assets resulting from operations             (24,138)
                                                                       -------

CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares sold                                      1,447,781
      Cost of shares redeemed                                         (203,600)
                                                                      --------
      Net increase in net assets resulting from
         capital share transactions                                  1,244,181
                                                                     ---------

TOTAL INCREASE IN NET ASSETS                                         1,220,043

NET ASSETS:
      Beginning of period                                                    0
                                                                      --------
      End of period (including undistributed net
       investment income of $20,472)                               $ 1,220,043
                                                                   ===========

      (1) Commencement of operations.

                       See notes to financial statements.

                              BEARGUARD FUNDS, INC.
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS

                                                                            Institutional Class            Investor Class
                                                                            November 1, 1999 (1)        November 1, 1999 (1)
                                                                                 through                      through
                                                                              April 30, 2000              April 30, 2000
                                                                            --------------------        --------------------
                                                                              (Unaudited)                  (Unaudited)
Per Share Data:
      Net asset value, beginning of period                                        $ 10.00                      $ 10.00
                                                                                  -------                      -------
Income from investment operations:
      Net investment income (2)                                                      0.21 (3)                     0.20 (3)
      Net realized and unrealized (losses) on investments                           (0.77)                       (0.77)
                                                                                    -----                        -----
      Total from investment operations                                              (0.56)                       (0.57)
                                                                                    -----                        -----

Net asset value, end of period                                                     $ 9.44                       $ 9.43
                                                                                   ======                       ======

Total return (4)                                                                   -5.60%                       -5.70%

Supplemental data and ratios:
      Net assets, end of period                                                 $ 976,439                    $ 243,604
      Ratio of operating expenses to average net assets (5) (6) (7)                 2.50%                        2.75%
      Ratio of dividends on short positions to average net assets (5)               0.55%                        0.55%
      Ratio of net investment income to average net assets (5) (7)                  4.82%                        4.57%

(1) Commencement of operations.

(2) Net investment income before dividends on short positions for the Institutional and Investor Class shares for the period ended April 30, 2000 was $0.23 and $0.22, respectively.

(3) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

(4) Not annualized.

(5) Annualized.

(6) The operating expense ratio excludes dividends on short positions. The ratio including dividends on short positions for the period ended April 30, 2000 was 3.05% for the Institutional Class and 3.30% for the Investor Class.

(7) Without expense reimbursements for the period ended April 30, 2000, of $154,399 for the Institutional Class and $20,978 for the Investor Class, the ratio of operating expense to average net assets would have been 43.53% for the Institutional Class and 43.78% for the Investor Class and the ratio of net investment income to average net assets would have been (36.21%) and (36.46%), respectively.

                       See notes to financial statements.


                              BEARGUARD FUNDS, INC.
--------------------------------------------------------------------------------
                        Notes to the Financial Statements
                                 April 30, 2000
                                    UNAUDITED

1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Bearguard Funds, Inc. (the "Corporation") was incorporated on April 9, 1999, as a Maryland Corporation and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Corporation currently consists of one series: the Bearguard Fund (the "Fund").

The investment objective of the Fund is to seek capital appreciation. The Fund attempts to achieve its goal by engaging in short sales of securities that the Adviser believes will decrease in value. The Fund will primarily engage in short sales of mid- to large-cap domestic common stocks. The Fund also invests in U.S. government and investment grade corporate notes, bonds and other investment grade money market instruments to collateralize its short positions.

The Fund has issued two classes of shares: Institutional Class and Investor Class. The Institutional Class is not subject to a distribution and service (12b-1) fee, while the Investor Class is subject to a distribution and service (12b-1) fee of 0.25%.

The following is a summary of significant accounting policies consistently followed by the Fund.

A) INVESTMENT VALUATION - Common stocks and securities sold short that are listed on a security exchange or quoted on the NASDAQ Stock Market are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If such securities were not traded on the valuation date they are valued at the average of the current bid and asked price. Unlisted equity securities for which market quotations are readily available are valued at the latest quoted bid price. Debt securities are valued at the latest bid price. Investments in open-end mutual funds are valued at the net asset value on the day the valuation is made. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Directors.

B) SHORT POSITIONS - For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position.

C) COLLATERAL ON SHORT SALES - As collateral for short positions the Fund is required under the 1940 Act to maintain assets consisting of cash or liquid securities. For short positions, this collateral must equal the market value of the securities sold short. All collateral is required to be adjusted daily. U.S. Treasury Bills in the amount of $1,048,789 have been committed as collateral for short sales as of April 30, 2000.

D) FOREIGN SECURITIES - Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companeis and the U.S. government.

E) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders. Additionally, the Fund intends to make all required distributions to avoid being liable for federal excise taxes.

F) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

G) USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H) OTHER - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Investment income includes $12,698 of interest earned on receivables from brokers for proceeds on securities sold short. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.

2.       CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

                                       Period Ended
                                      APRIL 30, 2000
                                      --------------
INSTITUTIONAL CLASS                 $          Shares
                              --------------  ----------
Shares sold                      $1,012,360     105,350
Shares redeemed                    (18,280)     (1,903)
                              --------------  ----------
Net Increase                       $994,080     103,447
                              --------------
Shares Outstanding:
    Beginning of period                               -
                                              ----------
    End of period                               103,447
                                              ==========

                                    Period Ended
                                   APRIL 30, 2000
                                   --------------
INVESTOR CLASS                   $           Shares
                            -------------  ------------
Shares sold                     $435,421        45,712
Shares redeemed                (185,320)      (19,868)
                            -------------  ------------
Net Increase                    $250,101        25,844
                            -------------
Shares Outstanding:
    Beginning of period                              -
                                           ------------
    End of period                               25,844
                                           ============



3.        INVESTMENT TRANSACTIONS

At April 30, 2000, the cost of investments for federal income tax purposes was $1,048,162, there was no gross unrealized appreciation and depreciation of investments for tax purposes.

4.        INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Skye Investment Advisors LLC. Pursuant to its advisory agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.25% as applied to the Fund's daily net assets. Certain officers of the Adviser are also officers of the Fund. For the fiscal period ending October 31, 2000, the Adviser agreed to waive its investment advisory fee and/or reimburse the Fund's operating expenses (exclusive of brokerage, interest, taxes, short dividends and extraordinary expenses) to the extent necessary to ensure that the Fund's total operating expenses do not exceed 2.50% of the average net assets of the Institutional Class and 2.75% of the average net assets of the Investor Class. During the period ended April 30, 2000, the Adviser reimbursed the Fund $175,377.

Firstar Mutual Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Fund. Firstar Bank, N.A. serves as custodian for the Fund. Rafferty Capital Markets, Inc. (the Distributor), is the sole distributor of the Investor Class shares pursuant to a Distribution Agreement with the Fund.

5.       DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Fund has adopted a distribution and shareholder service plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plan allows the Fund to reimburse the Distributor for a portion of the costs incurred in distributing the Fund's Investor Class shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Fund's Investor Class shares. The Fund incurred $127 for the Investor Class shares pursuant to the Plans for the period ended April 30, 2000.


--------------------------------------------------------------------------------
                              BEARGUARD FUNDS, INC.
                                BEARGUARD * FUND
                                  P.O. BOX 701
                         MILWAUKEE, WISCONSIN 53201-0701
                                 1-888-288-2880
                              WWW.BEARGUARDFUND.COM
--------------------------------------------------------------------------------

BOARD OF DIRECTORS                      CUSTODIAN

Paul L. McEntire, CHAIRMAN              Firstar Bank, N.A.
                                        425 Walnut Street
Robert E. Larson                        Cincinnati, OH 45202
                                        ----------------------------------------
Robert W. Lishman, Jr.
                                        LEGAL COUNSEL
Thomas M. Cover
                                        Godfrey & Kahn, S.C.
Charles D. Feinstein                    780 North Water Street
                                        Milwaukee, Wisconsin 53202
David G. Luenberger                     ----------------------------------------

Edward C. Murphy                        INDEPENDENT AUDITORS
------------------------------------
                                        PricewaterhouseCoopers LLP
INVESTMENT ADVISER                      100 East Wisconsin Avenue, Suite 1500
                                        Milwaukee, Wisconsin  53202
Skye Investment Advisors LLC            ----------------------------------------
985 University Avenue, Suite 26
Los Gatos, California 95032             DISTRIBUTOR
------------------------------------
                                        Rafferty Capital Markets, Inc.
ADMINISTRATOR, TRANSFER AGENT           1311 Mamaroneck Avenue
AND DIVIDEND -                          White Plains, New York 10605
DISBURSING AGENT                        ----------------------------------------

Firstar Mutual Fund Services, LLC       This report has been prepared for
P.O. Box 701                            shareholders and may be distributed to
615 East Michigan Street                others only if preceded or accompanied
Milwaukee, WI 53202                     by a current prospectus.